Segment Reporting and Information about Geographical Areas	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting and Information about Geographical Areas

19. Segment Reporting and Information about Geographical Areas

Reportable Segments

The Company develops and manufactures high-temperature proton exchange membranes (“HT-PEM” or “HT-PEMs”) and fuel cell systems for the off-grid and portable power markets and plans to expand into the mobility market. The Company’s current revenue is derived from the sale of fuel cell systems and from the sale of MEAs, membranes, and electrodes for specific applications in the fuel cell and energy storage (flow battery) markets. The research and development activities are viewed as another product line that contributes to the development, design, production and sale of fuel cell products; however, it is not considered a separate operating segment. The Company has identified one business segment.

As a single reportable segment entity, the determined measure of profit or loss is the Company’s consolidated net income (loss). Consolidated asset information for the Company’s single reportable segment is presented in the Company’s consolidated balance sheets.

The table below is a summary of the segment net loss from continuing operations before income taxes, including significant segment expenses:

	Three months ended June 30, (Unaudited)		Six months ended June 30, (Unaudited)
	2025	2024	2025	2024
Revenue, net	$99	$654	$231	$3,392
Cost of revenues	(392)	(83)	(704)	(560)
Gross loss	(293)	571	(473)	2,832
Income from grants	1	424	43	1,262
Research and development expenses	(342)	(695)	(698)	(2,110)
Administrative and selling expenses	(1,956)	2,374	(4,206)	(3,819)
Sublease income	-	-	-	145
Amortization of intangibles	(7)	(1)	(14)	(2)
Credit loss – customer contracts	(328)	-	(515)	-
Impairment losses	-	-	-	-
Operating loss	(2,925)	2,673	(5,863)	(1,692)
Fair value change of warrant liability	-	-	-	59
Finance income / (expenses), net	(325)	(54)	(569)	(286)
Foreign exchange gains / (losses), net	293	(156)	394	(165)
Loss contingency	(840)	36	(1,034)	(4,871)
Net gains / (losses) on disposal/write-offs of property, plant and equipment and intangible assets	-	(12,714)	-	(12,735)
Other income / (expenses), net	-	2	2	6
Segment and consolidated net loss before income taxes	$(3,797)	$(10,213)	$(7,070)	$(19,684)

Geographic Information

The following table presents revenues, by geographic location (based on the location of the entity selling the product) for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
(Amounts in thousands)	2025	2024	2025	2024
North America	$10	$649	$135	$3,217
Europe	89	5	96	175
Total net sales	$99	$654	$231	$3,392

21. Segment Reporting and Information about Geographical Areas

Reportable Segments

The Company develops and manufactures high-temperature proton exchange membranes (“HT-PEM” or “HT-PEMs”) and fuel cell systems for the off-grid and portable power markets and plans to expand into the mobility market. The Company’s current revenue is derived from the sale of fuel cell systems and from the sale of MEAs, membranes, and electrodes for specific applications in the fuel cell and energy storage (flow battery) markets. The research and development activities are viewed as another product line that contributes to the development, design, production and sale of fuel cell products; however, it is not considered a separate operating segment. The Company has identified one business segment.

As a single reportable segment entity, the determined measure of profit or loss is the Company’s consolidated net income (loss). Consolidated asset information for the Company’s single reportable segment is presented in the Company’s consolidated balance sheets.

The table below is a summary of the segment net loss from continuing operations before income taxes, including significant segment expenses:

	Years Ended December 31,
	2024	2023
Revenue, net	$3,276	$1,536
Cost of revenues	(1,488)	(6,964)
Gross profit (loss)	1,788	(5,428)
Income from grants	887	1,582
Research and development expenses	(3,225)	(7,567)
Administrative and selling expenses	(14,318)	(28,825)
Sublease income	145	543
Amortization of intangibles	(29)	(207)
Credit loss – customer contracts	(3,617)	(1,048)
Impairment losses	-	(9,763)
Operating loss	(18,369)	(50,713)
Fair value change of warrant liability	59	394
Finance income / (expenses), net	(535)	104
Foreign exchange gains / (losses), net	(272)	101
Loss Contingency	(4,724)	-
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets	(6,235)	-
Other income / (expenses), net	7	(870)
Segment and consolidated net loss before income taxes	(30,069)	(50,984)

Geographic Information

The following table presents revenues, by geographic location (based on the location of the entity selling the product or service) for the years ended December 31, 2024 and 2023:

	Years Ended December 31,
(Amounts in thousands)	2024	2023
North America	$3,101	$1,268
Europe	175	268
Total net sales	$3,276	$1,536